Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000238440 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	91.60%	[1]
C000238440 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1]
C000238440 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000238440 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000238440 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.60%
C000219780 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000219780 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000219780 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000219780 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[2]
C000219780 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000219780 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219780 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219780 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219780 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219780 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.60%
C000219780 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219780 [Member] | MAURITIUS
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219780 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219780 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000219780 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000219780 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000219780 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000219780 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	51.50%
C000219780 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219780 [Member] | Emerging Market Debt and Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000219780 [Member] | Short Term U S Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000048022 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[3]
C000048022 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[3]
C000048022 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000238439 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000238439 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%	[4]
C000238439 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000238439 [Member] | PANAMA
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238439 [Member] | TURKIYE
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238439 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238439 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000238439 [Member] | QATAR
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238439 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	7.60%
C000238439 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238439 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	10.90%
C000238439 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000238439 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000238439 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238439 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.80%
C000238439 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000238439 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	6.00%
C000238439 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238439 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238439 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	3.20%
C000238439 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238439 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000238439 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	4.70%
C000238439 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000238439 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000238439 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000238439 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.90%
C000238439 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	49.70%
C000238442 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[5]
C000238442 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000238442 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	77.30%
C000238442 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000238441 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[6]
C000238441 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[6]
C000238441 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[6]
C000238441 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000238441 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.00%
C000238441 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.70%
C000238441 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238441 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	55.60%
C000238441 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000238441 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000238441 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%
C000238441 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000238441 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238441 [Member] | Contingent Capital Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000238441 [Member] | Twentyfive Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238441 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000238441 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	54.30%
C000238441 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000248080 [Member] | Short Term Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%

[1]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.